Acquisitions, Goodwill and Intangible Assets (Details Narrative) R in Millions					1 Months Ended									12 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 23, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2025 USD ($) shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 ZAR (R)	Aug. 31, 2024 ZAR (R)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 01, 2025 USD ($)
Business Combination [Line Items]
Goodwill	$ 3,168,000			$ 3,267,000										$ 5,177,000	$ 3,168,000
Ownership percentage													51.00%	51.00%
Accounts recievable	707,000			217,000										$ 1,078,000	707,000
Accounts recievable from non controlling interest	3,268,000													58,747,000	3,268,000
General and administrative expenses														46,923,000	24,814,000
Notes payable														2,055,000
Goodwill impairment														0	0
Amortization expense														21,500	0
East Coast Nuclear Pharmacy, LLC [Member]
Business Combination [Line Items]
Goodwill					$ 1,574,000											$ 1,600,000
Percentage of voting interests in the investee					100.00%
Effective date of acquisition					Oct. 31, 2025
Cash consideration					$ 2,500,000
Acquisition cash consideration					2,000,000
Notes payable					500,000									$ 500,000
ASP Rentals | ASP Rentals Shareholders Agreement
Business Combination [Line Items]
Purchase consideration	6,889,000	$ 21,421,000		200,000			R 0.1	R 0.4	$ 200,000	R 3.7		R 3.3
Percentage of issued and outstanding shares														42.00%
Percentage of shares issued							20.00%	20.00%	20.00%	20.00%		24.00%
ASP Rentals | Third Party | ASP Rentals Shareholders Agreement
Business Combination [Line Items]
Purchase consideration	$ 35,746,000	$ 100,000	$ 1,000,000	$ 700,000			R 0.7	R 1.8		R 18.4		R 13.2
Percentage of shares issued							80.00%	80.00%	80.00%	80.00%		76.00%
PET Labs
Business Combination [Line Items]
Purchase consideration													$ 2,000,000
Advance payment													$ 500,000
Payble amount						$ 700,000					$ 300,000			$ 500,000
Percentage of issued and outstanding shares														49.00%
Option to purchase														$ 2,200,000
Ownership percentage													51.00%
Description of ASP Rentals Shareholders Agreement							ASP Rentals issued 20% of the new capital to ASP South Africa for total consideration of ZAR 0.1 million (which at the exchange rate as of December 31, 2024 was $6,889) and the remaining 80% of the new capital to one of the two original third party entities for a combined consideration of ZAR 0.7 million (which at the exchange rate as of December 31, 2024 was $35,746).	ASP Rentals issued 20% of the new capital to ASP South Africa for total consideration of ZAR 0.4 million (which at the exchange rate as of August 23, 2024 was $21,421) and the remaining 80% of the new capital to one of the two original third party entities for a combined consideration of ZAR 1.8 million (which at the exchange rate as of August 23, 2024 was $0.1 million).	ASP Rentals issued 20% of the new capital to ASP South Africa for total consideration of ZAR 3.7 million (which at the exchange rate as of June 30, 2024 was $.0.2 million) and the remaining 80% of the new capital to one of the two original third party entities for a combined consideration of ZAR 18.4 million (which at the exchange rate as of June 30, 2024 was $1.0 million).	ASP Rentals issued 20% of the new capital to ASP South Africa for total consideration of ZAR 3.7 million (which at the exchange rate as of June 30, 2024 was $.0.2 million) and the remaining 80% of the new capital to one of the two original third party entities for a combined consideration of ZAR 18.4 million (which at the exchange rate as of June 30, 2024 was $1.0 million).		ASP Rentals issued 24% of its capital stock to ASP South Africa for total consideration of ZAR 3.3 million (which at the exchange rate as of December 31, 2023 was $0.2 million) and the remaining 76% of its capital stock was issued to two third party entities for combined consideration of ZAR 13.2 million (which at the exchange rate as of December 31, 2023 was $0.7 million).
Aquisition Paid Amount														0	$ 1,200,000
One 30 Seven Inc. [Member]
Business Combination [Line Items]
Acquisition cash consideration					$ 150,000,000
Asset acquisition date					Oct. 31, 2025
Asset acquisition, initial cash payment					$ 150,000,000
Additional payments upon completion of certain milestones					$ 17,000,000
Contingent consideration														$ 0
Royalty percentage					6.00%
Product license duration					15 years
Asset acquisition, cost					$ 2,700,000
Fair value of equity consideration issued					2,600,000
Direct costs of acquisition					7,000,000
One 30 Seven Inc. [Member] | Creber Mini Unit [Member]
Business Combination [Line Items]
Estimated cost of acquisition					$ 4,500,000
Acquisition period					18 months
One 30 Seven Inc. [Member] | Midi And Maxi [Member]
Business Combination [Line Items]
Acquisition period					18 months
One 30 Seven Inc. [Member] | Minimum [Member] | Midi And Maxi [Member]
Business Combination [Line Items]
Estimated cost of acquisition					$ 12,500,000
One 30 Seven Inc. [Member] | Maximum [Member] | Midi And Maxi [Member]
Business Combination [Line Items]
Estimated cost of acquisition					$ 13,000,000
One 30 Seven Inc. [Member] | Common Stock
Business Combination [Line Items]
Asset acquisition shares issuable | shares					266,113